Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-Term Debt Covenants [Abstract]
Bank Loans
	Bank loans	As of December 31, 2016	As of December 31, 2015	Margin
(i)	Issued in March 2007 maturing in December 2019 (the “2007 credit facility”)	185,975	185,975	3.00%
(ii)	Issued in March 2008 maturing in December 2019 (the “2008 credit facility”)	181,641	181,641	3.00%
(iii)	Issued in June 2011 maturing in March 2018 (the “2011 credit facility”)	14,000	14,000	3.25%
(iv)	Issued in September 2013 maturing in December 2020 (the “2013 credit facility”)	207,646	190,000	3.50%
(v)	Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”)	15,750	-	2.50%
	Total long-term debt	$605,012	$571,616
	Less: Deferred loan issuance costs	2,825	3,806
	Total long-term debt, net	$602,187	$567,810
	Less: Current portion of long-term debt	40,534	12,957
	Add: Current portion of deferred loan issuance costs	966	1,035
	Long-term debt, net	$562,619	$555,888

Required Annual Loan Payments
	2007 Credit Facility (i)	2008 Credit Facility (ii)	2011 Credit Facility (iii)	2013 Credit Facility (iv)	2015 Credit Facility (v)	Total
2017	$12,975	$9,205	$1,000	$17,354	$-	$40,534
2018	51,900	36,819	13,000	17,354	328	119,401
2019	121,100	135,617	-	17,354	1,313	275,384
2020	-	-	-	155,584	1,313	156,897
2021	-	-	-	-	1,313	1,313
Thereafter	-	-	-	-	11,483	11,483
Total	$185,975	$181,641	$14,000	$207,646	$15,750	$605,012